Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2020
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information:

Seanergy Maritime Holdings Corp. (the “Company” or “Seanergy”) was formed under the laws of the Republic of the Marshall Islands on January 4, 2008, with executive offices located in Glyfada, Greece. The Company provides global transportation solutions in the dry bulk shipping sector through its subsidiaries.

The accompanying consolidated financial statements include the accounts of Seanergy Maritime Holdings Corp. and its subsidiaries (collectively, the “Company” or “Seanergy”).

On December 31, 2020, the Company concluded on a restructuring transaction with Jelco Delta Holding Corp., or Jelco, the Company’s junior creditor and a former affiliate and former related party (Notes 3, 7 and 8). The Company considered Jelco a related party up to the date that the restructuring was concluded, since after that date, Jelco did not meet the definition of related party as per ASC 850, on the basis that Jelco was no longer able to significantly influence management nor held more than 10 per cent of the voting interests of the Company. As such, following the date that the restructuring was concluded, the Company no longer considers Jelco a related party. As of December 31, 2020, Jelco loans are classified in “Long-term debt and other financial liabilities”, whereas such loans were classified as “Due to related parties” as of December 31, 2019. Amounts in the consolidated statement of loss and consolidated statement of cash flows for 2020 until the date that Jelco ceased to be a related party were presented as transactions with related party.

On March 20, 2019, the Company’s common stock began trading on a split-adjusted basis, following a February 26, 2019 approval from the Company’s Board of Directors to reverse split the Company’s common stock at a ratio of one-for-fifteen (Note 11). No fractional shares were issued in connection with the reverse split. Shareholders who would otherwise hold a fractional share of the Company’s common stock received a cash payment in lieu of such fractional share. All share and per share amounts disclosed in the consolidated financial statements and notes give effect to this reverse stock split retroactively, for all periods presented.

On June 30, 2020, the Company’s common stock began trading on a split-adjusted basis, following a June 25, 2020 approval from the Company’s Board of Directors to reverse split the Company’s common stock at a ratio of one-for-sixteen (Note 11). No fractional shares were issued in connection with the reverse split. Shareholders who would otherwise hold a fractional share of the Company’s common stock will receive a cash payment in lieu of such fractional share (Note 11). All share and per share amounts disclosed in the consolidated financial statements and notes give effect to this reverse stock split retroactively, for all periods presented.

a.	Subsidiaries in Consolidation:

Seanergy’s subsidiaries included in these consolidated financial statements as of December 31, 2020:

Company	Country of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal
Seanergy Management Corp. (1)(3)	Marshall Islands	N/A	N/A	N/A
Seanergy Shipmanagement Corp. (1)(3)	Marshall Islands	N/A	N/A	N/A
Sea Glorius Shipping Co. (1)	Marshall Islands	Gloriuship	November 3, 2015	N/A
Sea Genius Shipping Co. (1)	Marshall Islands	Geniuship	October 13, 2015	N/A
Leader Shipping Co. (1)	Marshall Islands	Leadership	March 19, 2015	N/A
Premier Marine Co. (1)	Marshall Islands	Premiership	September 11, 2015	N/A
Gladiator Shipping Co. (1)	Marshall Islands	Gladiatorship	September 29, 2015	October 11, 2018
Guardian Shipping Co. (1)(9)	Marshall Islands	Guardianship	October 21, 2015	November 19, 2018
Champion Ocean Navigation Co. Limited (1)(6)(10)	Malta	Championship	December 7, 2015	November 7, 2018
Squire Ocean Navigation Co. (1)	Liberia	Squireship	November 10, 2015	N/A
Emperor Holding Ltd. (1)	Marshall Islands	N/A	N/A	N/A
Knight Ocean Navigation Co. (1)(8)	Liberia	Knightship	December 13, 2016	June 29, 2018
Lord Ocean Navigation Co. (1)	Liberia	Lordship	November 30, 2016	N/A
Partner Shipping Co. Limited (1)(7)	Malta	Partnership	May 31, 2017	N/A
Pembroke Chartering Services Limited (1)(4)	Malta	N/A	N/A	N/A
Martinique International Corp. (1)(5)	British Virgin Islands	Bremen Max	September 11, 2008	March 7, 2014
Harbour Business International Corp. (1)(5)	British Virgin Islands	Hamburg Max	September 25, 2008	March 10, 2014
Maritime Capital Shipping Limited (1)	Bermuda	N/A	N/A	N/A
Maritime Capital Shipping (HK) Limited (2)(3)	Hong Kong	N/A	N/A	N/A
Maritime Glory Shipping Limited (2)	British Virgin Islands	Clipper Glory	May 21, 2010	December 4, 2012
Maritime Grace Shipping Limited (2)	British Virgin Islands	Clipper Glory	May 21, 2010	October 15, 2012
Atlantic Grace Shipping Limited (11)	British Virgin Islands	N/A	N/A	N/A
Fellow Shipping Co. (1)	Marshall Islands	Fellowship	November 22, 2018	N/A
Champion Marine Co. (1)(9)	Liberia	N/A	N/A	N/A
Champion Marine Co. (1)(8)	Marshall Islands	N/A	N/A	N/A
Good Ocean Navigation Co. (1)(Note 6)	Liberia	Goodship	August 7, 2020	N/A

(1)	Subsidiaries wholly owned
(2)	Former vessel-owning subsidiaries owned by Maritime Capital Shipping Limited (or “MCS”)
(3)	Management companies
(4)	Chartering services company
(5)	Dormant companies
(6)	Previously known as Champion Ocean Navigation Co., of the Republic of Liberia and redomiciled to the Republic of Malta on May 23, 2018
(7)	Previously known as Partner Shipping Co., of the Republic of the Marshall Islands and redomiciled to the Republic of Malta on May 23, 2018
(8)	Bareboat charterers
(9)	Dissolved on October 23, 2020
(10)	Dissolved on December 22, 2020
(11)	Dissolved on April 30, 2020